UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

ABIF -Global Real Estate Investment

Institutional Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Equity: Other - 44.8%
Diversified/Specialty - 40.1%
Alexandria Real Estate Equities, Inc.	139,100	$13,663,793
British Land Co. PLC	1,150,900	23,296,560
Canadian Real Estate Investment Trust	433,680	12,072,472
DB RREEF Trust	15,969,721	23,135,931
Digital Realty Trust, Inc.	486,200	17,371,926
Entertainment Properties Trust	157,200	7,781,400
Forest City Enterprises, Inc.-Class A	99,238	3,954,634
General Property Group	2,239,896	7,654,402
Hang Lung Properties Ltd.	10,149,000	41,040,098
Henderson Land Development Co., Ltd.	1,996,000	17,277,951
Kerry Properties Ltd.	5,534,146	37,307,396
Land Securities Group PLC	653,662	20,842,422
Lend Lease Corp. Ltd.	2,022,200	26,241,511
Mitsubishi Estate Co., Ltd.	1,154,000	31,064,121
Mitsui Fudosan Co., Ltd.	968,000	22,455,205
Morguard Real Estate Investment Trust	449,100	5,385,353
New World Development Co., Ltd.	8,891,276	27,283,086
Rayonier, Inc.	403,500	17,076,120
Stockland	1,376,702	9,084,068
Sumitomo Realty & Development	618,000	15,448,517
Sun Hung Kai Properties Ltd.	2,982,000	59,368,298
Tokyu Land Corp.	2,023,000	16,414,325
Unibail	211,245	50,128,453
Unibail-Rodamco	11,914	2,825,997
Vornado Realty Trust	266,800	24,118,720

		532,292,759

Health Care - 4.0%
HCP, Inc.	290,744	8,841,525
Health Care REIT, Inc.	221,400	9,495,846
Nationwide Health Properties, Inc.	274,300	8,656,908
Omega Healthcare Investors, Inc.	300,500	4,958,250
Ventas, Inc.	469,100	20,734,220

		52,686,749

Triple Net - 0.7%
National Retail Properties, Inc.	390,900	8,881,248

		593,860,756

Retail - 20.4%
Regional Mall - 8.6%
General Growth Properties, Inc.	585,080	21,367,122
Macerich Co.	91,100	6,228,507
Simon Property Group, Inc.	410,300	36,672,614
Taubman Centers, Inc.	312,018	15,647,703
Westfield Group	2,059,423	34,617,836

		114,533,782

Shopping Center/Other Retail - 11.8%
CapitaMall Trust	10,345,000	21,918,376
Citycon Oyj	2,600,171	14,410,287
Federal Realty Investment Trust	93,200	6,878,160
Hammerson PLC	801,200	18,204,983
Kimco Realty Corp.	257,900	9,235,399
Klepierre	662,900	35,394,401
Liberty International PLC	660,900	14,139,075
Macquarie CountryWide Trust	4,356,400	5,897,761
New World Department Store China Ltd. (a)	67,021	84,802
Primaris Retail Real Estate Investment Trust	322,480	5,248,067
RioCan Real Estate Investment Trust	471,105	10,017,515
Tanger Factory Outlet Centers	383,500	14,408,095

		155,836,921

		270,370,703

Office - 16.7%
Office - 16.7%
Allied Properties Real Estate Investment Trust	613,034	11,289,277
Boston Properties, Inc.	141,300	12,988,296
Brookfield Properties Corp.	390,225	7,925,470
Cominar Real Estate Investment Trust	433,281	7,767,607
Derwent Valley Holdings PLC	432,421	11,835,659
Dundee Real Estate Investment Trust	207,400	6,589,373
Great Portland Estates PLC	1,195,665	11,571,254
H&R Real Estate Investment	148,300	2,850,645
Highwoods Properties, Inc.	224,200	6,710,306
ING Office Fund	9,234,600	10,671,471
IVG Immobilien AG	232,600	7,917,420
Japan Real Estate Investment Corp.-Class A	1,647	19,269,797
Nippon Building Fund, Inc.-Class A	1,550	18,040,121
Nomura Real Estate Office Fund, Inc.-Class A	1,842	14,861,853
Norwegian Property ASA	1,555,150	15,744,537
NTT Urban Development Corp.	24,175	38,424,636
SL Green Realty Corp.	72,200	6,700,882
Sponda OYJ	930,793	10,891,196

		222,049,800

Residential - 7.6%
Multi-Family - 6.6%
Apartment Investment & Management Co.-Class A	216,800	8,593,952
AvalonBay Communities, Inc.	49,100	4,612,945
Boardwalk Real Estate Investment Trust	349,314	13,829,223
Equity Residential	346,200	12,951,342
Essex Property Trust, Inc.	57,450	5,952,395
Home Properties, Inc.	110,372	5,296,752
Mid-America Apartment Communities, Inc.	143,100	6,555,411
Mirvac Group	5,050,228	22,934,847
UDR, Inc.	333,300	7,609,239

		88,336,106

Self Storage - 1.0%
Public Storage	163,450	12,789,963

		101,126,069

Industrial - 4.5%
Industrial Warehouse Distribution - 4.5%
AMB Property Corp.	120,500	6,097,300
Ascendas Real Estate Investment Trust	8,094,000	12,540,022
First Industrial Realty Trust, Inc.	201,200	7,007,796
Prologis	422,363	25,067,244
Segro PLC	857,814	8,671,845

		59,384,207

Lodging - 3.5%
Lodging - 3.5%
Ashford Hospitality Trust, Inc.	774,100	4,838,125
DiamondRock Hospitality Co.	416,700	5,479,605
FelCor Lodging Trust, Inc.	287,340	3,881,963
Fonciere Des Murs	250,300	8,000,598
Host Hotels & Resorts, Inc.	816,215	13,663,439
Strategic Hotels & Resorts, Inc.	344,100	4,937,835
Sunstone Hotel Investors, Inc.	304,200	5,061,888

		45,863,453

Total Common Stocks (cost $1,342,593,427)		1,292,654,988

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $27,092,804)	27,092,804	27,092,804

Total Investments - 99.5% (cost $1,369,686,231)		1,319,747,792
Other assets less liabilities - 0.5%		6,409,242

Net Assets - 100.0%		$1,326,157,034

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2008